CONVERTIBLE NOTES (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Jan. 31, 2023	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 € / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Jul. 26, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Principal amount | $					$ 3,500
Par value per share | € / shares				€ 1			€ 1
Volatility rate		81.92%
Risk-free interest rate		3.42%
Fair value of convertible notes | $			$ 218
Fair value of the redeemable warrants | $			$ 71
Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Volatility rate			71.54%
Risk-free interest rate			4.19%
Convertiable Note Agreements [Member] | Bonus Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares	12,500,000
Exercise price | $ / shares	$ 11.50
Warrants term	5 years
Convertiable Note Agreements [Member] | Redeemable Warrants [Member]
IfrsStatementLineItems [Line Items]
Discount rate	20.00%
Warrants to purchase ordinary shares | shares	12,500
Warrants term	5 years
Share purchase price | $ / shares	$ 11.50
Par value per share | $ / shares	$ 5.00
Description of approach used to determine discount rates	The investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fixed conversion price | $ / shares								$ 10
Par value per share | $ / shares			$ 0.0001			$ 0.0001		$ 10.00
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments | $	$ 250
Principal amount | $	$ 250
Maturity date	December 31, 2024
Interest rate	15.00%
Discount rate	20.00%		30.70%